SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/15/2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 43
form 13F Information Table Value Total: $271,924
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      394     4401 SH       Sole                     4401
A.H. Belo Corp.                COM              001282102     5897  1467000 SH       Sole                  1467000
Abbott Laboratories            COM              002824100     8886   137832 SH       Sole                   137832
Advent Software Inc            COM              007974108    11805   435440 SH       Sole                   435440
Aimia Inc                      COM              00900q103    12219   915275 SH       Sole                   915275
Alamo Group Inc.               COM              011311107    16490   525664 SH       Sole                   525664
Allergan Inc                   COM              018490102      450     4860 SH       Sole                     4860
America Movil - ADR            COM              02364W105      469    18000 SH       Sole                    18000
Assisted Living Concepts       COM              04544x300      219    15400 SH       Sole                    15400
Baxter International Inc.      COM              071813109      463     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      542     6500 SH       Sole                     6500
Berkshire Hathaway Inc Cl A    COM              084670108      250        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V302       46    17980 SH       Sole                    17980
Capital Southwest Corp.        COM              140501107    25944   252274 SH       Sole                   252274
CBS Corp - Cl B                COM              124857202     7403   225833 SH       Sole                   225833
Coca-Cola Co.                  COM              191216100      332     4250 SH       Sole                     4250
Dover Motorsports Inc          COM              260174107       79    60501 SH       Sole                    60501
E-L Financial Corp. Ltd        COM              268575107     5715    14427 SH       Sole                    14427
Exxon Mobil Corp Com           COM              30231G102      550     6428 SH       Sole                     6428
Gannett Inc.                   COM              364730101    15044  1021286 SH       Sole                  1021286
Harris Corporation             COM              413875105    10426   249116 SH       Sole                   249116
Heelys Inc.                    COM              42279m107      809   423450 SH       Sole                   423450
Hillshire Brands Co            COM              432589109     1669    57558 SH       Sole                    57558
Hospira Inc                    COM              441060100      766    21893 SH       Sole                    21893
Int'l Business Machines        COM              459200101      402     2057 SH       Sole                     2057
Johnson & Johnson              COM              478160104      417     6168 SH       Sole                     6168
KKR & Co. LP                   COM              48248m102    11400   884415 SH       Sole                   884415
McDonalds Corp.                COM              580135101     4068    45956 SH       Sole                    45956
Microsoft Corp.                COM              594918104    10465   342091 SH       Sole                   342091
Motorola Solutions Inc         COM              620076307    12496   259733 SH       Sole                   259733
Petrochina Company Ltd         COM              71646E100      387     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      402    17500 SH       Sole                    17500
Philip Morris Intl             COM              718172109      271     3100 SH       Sole                     3100
Procter & Gamble               COM              742718109      481     7855 SH       Sole                     7855
Speedway Motorsports           COM              847788106    15042   889542 SH       Sole                   889542
Staples Inc.                   COM              855030102    11062   847646 SH       Sole                   847646
Symantec Corp.                 COM              871503108     5869   401710 SH       Sole                   401710
Tesla Motors, Inc.             COM              88160r101      306     9787 SH       Sole                     9787
Time Warner Inc.               COM              887317303     6149   159723 SH       Sole                   159723
Unilever Plc                   COM              904767704     8028   238008 SH       Sole                   238008
Viad Corp.                     COM              92552R406    30967  1548345 SH       Sole                  1548345
Vodafone Group plc             COM              92857w209    13019   462002 SH       Sole                   462002
Xerox Corp                     COM              984121103    13826  1756850 SH       Sole                  1756850